Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 228,097	Fees	ALBANIA	DEGA E THESARIT BERAT [Member]	ALBANIA OPERATED [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 2
	658,383	Bonuses	BULGARIA	MINISTRY OF ENERGY BULGARIA [Member]	KHAN TERVEL [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 3
	145,695	Fees	BULGARIA	MINISTRY OF ENERGY BULGARIA [Member]	KHAN TERVEL [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 4
	73,722,167	Taxes	GERMANY	FEDERAL CENTRAL TAX OFFICE [Member]		Crude Oil and/or Natural Gas [Member]	Well
#: 5
	(564,461)	Taxes	GERMANY	MUNICIPALITY OF COLOGNE [Member]		Crude Oil and/or Natural Gas [Member]	Well
#: 6
	(836,944)	Taxes	GERMANY	MUNICIPALITY OF WESSELING [Member]		Crude Oil and/or Natural Gas [Member]	Well
#: 7
	5,435,141	Taxes	GERMANY	TAX AUTHORITY HAMBURG [Member]		Crude Oil and/or Natural Gas [Member]	Well
#: 8
	3,351,499	Taxes	ITALY	TESORERIA PROVINICIALE DELLO STATO [Member]	UPSTREAM ASSETS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 9
	822,781	Royalties	ITALY	CALVELLO MUNICIPALITY [Member]	UPSTREAM ASSETS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 10
	2,310,677	Royalties	ITALY	CORLETO PERTICARA MUNICIPALITY [Member]	UPSTREAM ASSETS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 11
	355,489	Royalties	ITALY	GORGOGLIONE MUNICIPALITY [Member]	UPSTREAM ASSETS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 12
	470,161	Royalties	ITALY	GRUMENTO NOVA MUNICIPALITY [Member]	UPSTREAM ASSETS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 13
	352,620	Royalties	ITALY	MARSICO NUOVO MUNICIPALITY [Member]	UPSTREAM ASSETS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 14
	117,540	Royalties	ITALY	MARSICOVETERE MUNICIPALITY [Member]	UPSTREAM ASSETS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 15
	117,540	Royalties	ITALY	MONTEMURRO MUNICIPALITY [Member]	UPSTREAM ASSETS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 16
	44,567,378	Royalties	ITALY	REGIONE BASILICATA [Member]	UPSTREAM ASSETS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 17
	22,310,135	Royalties	ITALY	TESORERIA PROVINICIALE DELLO STATO [Member]	UPSTREAM ASSETS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 18
	3,261,739	Royalties	ITALY	VIGGIANO MUNICIPALITY [Member]	UPSTREAM ASSETS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 19
	435,200	Fees	ITALY	ENI SPA [Member]	UPSTREAM ASSETS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 20
	61,369,377	Fees	ITALY	REGIONE BASILICATA [Member]	UPSTREAM ASSETS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 21
	808,495	Fees	ITALY	TESORERIA PROVINICIALE DELLO STATO [Member]	UPSTREAM ASSETS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 22
	3,723,464	Fees	ITALY	VIGGIANO MUNICIPALITY [Member]	UPSTREAM ASSETS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 23
	869,052,105	Prod. Entitlements	NORWAY	EQUINOR ASA [Member]	ORMEN LANGE [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 24
	1,251,020,551	Prod. Entitlements	NORWAY	PETORO AS [Member]	ORMEN LANGE [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 25
	1,649,751,614	Taxes	NORWAY	SKATTEETATEN [Member]		Crude Oil and/or Natural Gas [Member]	Well
#: 26
	(51,981,053)	Taxes	UNITED KINGDOM	HM REVENUE AND CUSTOMS [Member]	BRENT AND OTHER NORTHERN NORTH SEA PROJECTS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 27
	162,355,163	Taxes	UNITED KINGDOM	HM REVENUE AND CUSTOMS [Member]		Crude Oil and/or Natural Gas [Member]	Well
#: 28
	632,416	Fees	UNITED KINGDOM	NORTH SEA TRANSITION AUTHORITY [Member]	BRENT AND OTHER NORTHERN NORTH SEA PROJECTS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 29
	1,688,819	Fees	UNITED KINGDOM	NORTH SEA TRANSITION AUTHORITY [Member]	EXPLORATIONS PROJECTS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 30
	2,457,930	Fees	UNITED KINGDOM	NORTH SEA TRANSITION AUTHORITY [Member]	OFFSHORE OPERATED [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 31
	2,769,338	Fees	UNITED KINGDOM	NORTH SEA TRANSITION AUTHORITY [Member]	ONEGAS WEST [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 32
	3,118,548	Fees	UNITED KINGDOM	NORTH SEA TRANSITION AUTHORITY [Member]		Crude Oil and/or Natural Gas [Member]	Well
#: 33
	983,512	Fees	UNITED KINGDOM	NORTH SEA TRANSITION AUTHORITY [Member]	WEST OF SHETLAND NON-OPERATED [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 34
	206,630	Fees	UNITED KINGDOM	THE CROWN ESTATE SCOTLAND [Member]		Crude Oil and/or Natural Gas [Member]	Well
#: 35
	10,780,173	Taxes	CHINA	TIANJIN MUNICIPAL TAXATION BUREAU [Member]		Crude Oil and/or Natural Gas [Member]	Well
#: 36
	7,743,461	Taxes	CHINA	YULIN MUNICIPAL TAXATION BUREAU [Member]		Crude Oil and/or Natural Gas [Member]	Well
#: 37
	(14,562,223)	Taxes	INDIA	INCOME TAX DEPARTMENT [Member]		Crude Oil and/or Natural Gas [Member]	Well
#: 38
	44,351,823	Taxes	KAZAKHSTAN	TAX COMITEE IN ATYRAU [Member]	NORTH CASPIAN SEA [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 39
	212,286,072	Taxes	KAZAKHSTAN	WEST KAZAKHSTAN TAX COMMITTEE [Member]	KARACHAGANAK [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 40
	99,864,493	Prod. Entitlements	MALAYSIA	PETROLEUM SARAWAK EXPLORATION AND PRODUCTION SDN. BHD. [Member]	SARAWAK OIL AND GAS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 41
	688,606,093	Prod. Entitlements	MALAYSIA	PETROLIAM NASIONAL BERHAD [Member]	SABAH INBOARD AND DEEPWATER OIL [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 42
	156,625,038	Prod. Entitlements	MALAYSIA	PETROLIAM NASIONAL BERHAD [Member]	SARAWAK OIL AND GAS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 43
	401,157,531	Prod. Entitlements	MALAYSIA	PETRONAS CARIGALI SDN.BHD. [Member]	SABAH INBOARD AND DEEPWATER OIL [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 44
	345,552,510	Prod. Entitlements	MALAYSIA	PETRONAS CARIGALI SDN.BHD. [Member]	SARAWAK OIL AND GAS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 45
	12,430,164	Taxes	MALAYSIA	LEMBAGA HASIL DALAM NEGERI [Member]		Crude Oil and/or Natural Gas [Member]	Well
#: 46
	15,384,648	Taxes	MALAYSIA	LEMBAGA HASIL DALAM NEGERI [Member]	SABAH GAS - NOT OPERATED [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 47
	129,881,545	Taxes	MALAYSIA	LEMBAGA HASIL DALAM NEGERI [Member]	SABAH INBOARD AND DEEPWATER OIL [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 48
	127,896,684	Taxes	MALAYSIA	LEMBAGA HASIL DALAM NEGERI [Member]	SARAWAK OIL AND GAS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 49
	259,666,784	Royalties	MALAYSIA	MALAYSIA FEDERAL AND STATE GOVERNMENTS [Member]	SABAH INBOARD AND DEEPWATER OIL [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 50
	125,602,459	Royalties	MALAYSIA	MALAYSIA FEDERAL AND STATE GOVERNMENTS [Member]	SARAWAK OIL AND GAS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 51
	929,077	Royalties	MALAYSIA	PETROLIAM NASIONAL BERHAD [Member]	SABAH GAS - NOT OPERATED [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 52
	5,220,288	Royalties	MALAYSIA	PETROLIAM NASIONAL BERHAD [Member]	SABAH INBOARD AND DEEPWATER OIL [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 53
	13,987,317	Royalties	MALAYSIA	PETROLIAM NASIONAL BERHAD [Member]	SARAWAK OIL AND GAS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 54
	3,313,159	Prod. Entitlements	BRUNEI DARUSSALAM	PETROLEUM AUTHORITY OF BRUNEI DARUSSALAM [Member]		Crude Oil and/or Natural Gas [Member]	Well
#: 55
	40,519,441	Taxes	BRUNEI DARUSSALAM	MINISTRY OF FINANCE AND ECONOMY [Member]		Crude Oil and/or Natural Gas [Member]	Well
#: 56
	7,202,519	Royalties	BRUNEI DARUSSALAM	PETROLEUM AUTHORITY OF BRUNEI DARUSSALAM [Member]		Crude Oil and/or Natural Gas [Member]	Well
#: 57
	155,405,582	Taxes	EGYPT	EGYPTIAN GENERAL PETROLEUM CORPORATION [Member]	EGYPT OFFSHORE DEVELOPMENT [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 58
	5,000,000	Bonuses	EGYPT	EGYPTIAN GENERAL PETROLEUM CORPORATION [Member]	EGYPT OFFSHORE EXPLORATION [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 59
	1,042,288	Bonuses	EGYPT	EGYPTIAN GENERAL PETROLEUM CORPORATION [Member]	EGYPT ONSHORE [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 60
	238,832,621	Prod. Entitlements	NIGERIA	NIGERIAN NATIONAL PETROLEUM CORPORATION [Member]	EAST ASSET [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 61
	689,820,582	Prod. Entitlements	NIGERIA	NIGERIAN NATIONAL PETROLEUM CORPORATION [Member]	PSC 1993 (OPL212/OML118, OPL219/OML135) [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 62
	308,814,389	Prod. Entitlements	NIGERIA	NIGERIAN NATIONAL PETROLEUM CORPORATION [Member]	WEST ASSET [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 63
	19,455,752	Taxes	NIGERIA	FEDERAL INLAND REVENUE SERVICE [Member]		Crude Oil and/or Natural Gas [Member]	Well
#: 64
	93,824,926	Taxes	NIGERIA	FEDERAL INLAND REVENUE SERVICE [Member]	PSC 1993 (OPL209/OML133) [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 65
	123,713,854	Taxes	NIGERIA	FEDERAL INLAND REVENUE SERVICE [Member]	PSC 1993 (OPL212/OML118, OPL219/OML135) [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 66
	66,599,252	Royalties	NIGERIA	NIGERIAN UPSTREAM PETROLEUM REGULATORY COMMISSION [Member]		Crude Oil and/or Natural Gas [Member]	Well
#: 67
	387,429,297	Royalties	NIGERIA	NIGERIAN UPSTREAM PETROLEUM REGULATORY COMMISSION [Member]	PSC 1993 (OPL212/OML118, OPL219/OML135) [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 68
	2,397,000	Fees	NIGERIA	NATIONAL AGENCY FOR SCIENCE AND ENGINEERING INFRASTRUCTURE [Member]	PSC 1993 (OPL212/OML118, OPL219/OML135) [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 69
	21,376,163	Fees	NIGERIA	NIGER DELTA DEVELOPMENT COMMISSION [Member]		Crude Oil and/or Natural Gas [Member]	Well
#: 70
	7,642,550	Fees	NIGERIA	NIGER DELTA DEVELOPMENT COMMISSION [Member]	OML144 [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 71
	56,480,045	Fees	NIGERIA	NIGER DELTA DEVELOPMENT COMMISSION [Member]	PSC 1993 (OPL212/OML118, OPL219/OML135) [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 72
	200,000	Fees	SAO TOME AND PRINCIPE	AGÊNCIA NACIONAL DO PETRÓLEO DE SÃO TOMÉ E PRÍNCIPE [Member]	DW BLOCK 4 AND 10 [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 73
	142,811	Fees	TANZANIA, UNITED REPUBLIC OF	PETROLEUM UPSTREAM REGULATORY AUTHORITY [Member]	BLOCK 1 AND 4 [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 74
	3,083,119	Taxes	TUNISIA	LE RECEVEUR DES FINANCES DU LAC [Member]	HASDRUBAL CONCESSION [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 75
	534,110	Royalties	TUNISIA	ENTREPRISE TUNISIENNE D'ACTIVITÉS PÉTROLIÈRES [Member]	HASDRUBAL CONCESSION [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 76
	1,251,714	Royalties	TUNISIA	LE RECEVEUR DES FINANCES DU LAC [Member]	HASDRUBAL CONCESSION [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 77
	786,429,110	Taxes	AUSTRALIA	AUSTRALIAN TAXATION OFFICE [Member]		Crude Oil and/or Natural Gas [Member]	Well
#: 78
	659,476,027	Taxes	AUSTRALIA	AUSTRALIAN TAXATION OFFICE [Member]	QGC [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 79
	71,579,702	Royalties	AUSTRALIA	FEDERAL DEPARTMENT OF INDUSTRY, SCIENCE AND RESOURCES [Member]	NORTH WEST SHELF [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 80
	287,058,200	Royalties	AUSTRALIA	QUEENSLAND REVENUE OFFICE [Member]	QGC [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 81
	226,326	Fees	AUSTRALIA	BANANA SHIRE COUNCIL [Member]	QGC [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 82
	115,311	Fees	AUSTRALIA	FEDERAL DEPARTMENT OF INDUSTRY, SCIENCE AND RESOURCES [Member]	PRELUDE [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 83
	853,606	Fees	AUSTRALIA	QUEENSLAND DEPARTMENT OF ENVIRONMENT AND SCIENCE [Member]	QGC [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 84
	513,172	Fees	AUSTRALIA	QUEENSLAND DEPARTMENT OF NATURAL RESOURCES AND MINES [Member]	QGC [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 85
	1,863,345	Fees	AUSTRALIA	RESOURCES SAFETY AND HEALTH QUEENSLAND [Member]	QGC [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 86
	9,841,711	Fees	AUSTRALIA	WESTERN DOWNS REGIONAL COUNCIL [Member]	QGC [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 87
	461,434	Infrastructure	AUSTRALIA	WESTERN DOWNS REGIONAL COUNCIL [Member]	QGC [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 88
	576,872,405	Prod. Entitlements	OMAN	MINISTRY OF ENERGY AND MINERALS [Member]	BLOCK 10 CONCESSION [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 89
	3,391,341,601	Taxes	OMAN	MINISTRY OF FINANCE [Member]	BLOCK 6 CONCESSION [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 90
	21,048,764	Taxes	OMAN	THE SECRETARIAT GENERAL [Member]	BLOCK 10 CONCESSION [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 91
	400,000	Fees	OMAN	MINISTRY OF FINANCE [Member]	BLOCK 10 CONCESSION [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 92
	500,000	Fees	OMAN	MINISTRY OF FINANCE [Member]	BLOCK 11 CONCESSION [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 93
	1,479,379,939	Prod. Entitlements	QATAR	QATARENERGY [Member]	PEARL GTL [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 94
	1,401,933,995	Taxes	QATAR	QATARENERGY [Member]	PEARL GTL [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 95
	31,476,961	Fees	QATAR	QATARENERGY [Member]	PEARL GTL [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 96
	38,275,621	Taxes	CANADA	PROVINCIAL TREASURER OF ALBERTA [Member]	ATHABASCA OIL SANDS [Member]	Oil Sands [Member]	Open Pit
#: 97
	71,095,062	Taxes	CANADA	RECEIVER GENERAL FOR CANADA [Member]	ATHABASCA OIL SANDS [Member]	Oil Sands [Member]	Open Pit
#: 98
	173,471	Royalties	CANADA	GOVERNMENT OF ALBERTA [Member]	GREATER DEEP BASIN [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 99
	4,708,558	Royalties	CANADA	MINISTRY OF FINANCE (BRITISH COLUMBIA) [Member]	GROUNDBIRCH [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 100
	227,225	Fees	CANADA	GOVERNMENT OF ALBERTA [Member]	GREATER DEEP BASIN [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 101
	640,989	Fees	CANADA	MINISTRY OF FINANCE (BRITISH COLUMBIA) [Member]	GROUNDBIRCH [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 102
	674,408	Fees	CANADA	MINISTRY OF JOBS, ECONOMIC DEVELOPMENT AND INNOVATION [Member]	GROUNDBIRCH [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 103
	(137,827)	Fees	MEXICO	SERVICIO DE ADMINISTRACIÓN TRIBUTARIA [Member]	MEXICO EXPLORATION DW [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 104
	233,960	Taxes	UNITED STATES	COMPTROLLER OF PUBLIC ACCOUNTS [Member]		Crude Oil and/or Natural Gas [Member]	Well
#: 105
	(25,200,518)	Taxes	UNITED STATES	INTERNAL REVENUE SERVICE [Member]		Crude Oil and/or Natural Gas [Member]	Well
#: 106
	1,065,158	Taxes	UNITED STATES	STATE OF LOUISIANA [Member]		Crude Oil and/or Natural Gas [Member]	Well
#: 107
	1,045,021,964	Royalties	UNITED STATES	OFFICE OF NATURAL RESOURCES REVENUE [Member]	GULF OF AMERICA (CENTRAL) [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 108
	75,334,101	Royalties	UNITED STATES	OFFICE OF NATURAL RESOURCES REVENUE [Member]	GULF OF AMERICA (WEST) [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 109
	184,320	Fees	UNITED STATES	OFFICE OF NATURAL RESOURCES REVENUE [Member]		Crude Oil and/or Natural Gas [Member]	Well
#: 110
	4,293,859	Fees	UNITED STATES	OFFICE OF NATURAL RESOURCES REVENUE [Member]	GULF OF AMERICA (CENTRAL) [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 111
	16,339,580	Fees	UNITED STATES	OFFICE OF NATURAL RESOURCES REVENUE [Member]	GULF OF AMERICA EXPLORATION [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 112
	860,822	Infrastructure	UNITED STATES	LOUISIANA DEPARTMENT OF TRANSPORTATION AND DEVELOPMENT [Member]		Crude Oil and/or Natural Gas [Member]	Well
#: 113
	34,615,936	Prod. Entitlements	ARGENTINA	GAS Y PETRÓLEO DEL NEUQUÉN S.A. [Member]	ARGENTINA UNCONVENTIONAL PROJECTS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 114
	1,880,988	Taxes	ARGENTINA	AGENCIA DE RECAUDACIÓN Y CONTROL ADUANERO [Member]		Crude Oil and/or Natural Gas [Member]	Well
#: 115
	2,568,298	Royalties	ARGENTINA	PROVINCIA DE SALTA [Member]	ACAMBUCO [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 116
	133,902,031	Royalties	ARGENTINA	PROVINCIA DEL NEUQUÉN [Member]	ARGENTINA UNCONVENTIONAL PROJECTS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 117
	335,780	Fees	ARGENTINA	PROVINCIA DEL NEUQUÉN [Member]	ARGENTINA UNCONVENTIONAL PROJECTS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 118
	21,415,909	Prod. Entitlements	BRAZIL	PRÉ-SAL PETRÓLEO S.A. [Member]	BM-S-9, BM-S-9A, BM-S-11,BM-S-11A, ENTORNO DE SAPINHOA AND ATAPU [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 119
	438,291,778	Prod. Entitlements	BRAZIL	PRÉ-SAL PETRÓLEO S.A. [Member]	LIBRA PSC AND MERO [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 120
	865,744,450	Taxes	BRAZIL	RECEITA FEDERAL DO BRASIL [Member]		Crude Oil and/or Natural Gas [Member]	Well
#: 121
	30,470,273	Royalties	BRAZIL	MINISTÉRIO DA FAZENDA [Member]	BC-10 [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 122
	473,023	Royalties	BRAZIL	MINISTÉRIO DA FAZENDA [Member]	JUBARTE PRE-SAL [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 123
	777,863,823	Royalties	BRAZIL	MINISTÉRIO DA FAZENDA [Member]	BM-S-9, BM-S-9A, BM-S-11,BM-S-11A, ENTORNO DE SAPINHOA AND ATAPU [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 124
	395,070,107	Royalties	BRAZIL	MINISTÉRIO DA FAZENDA [Member]	LIBRA PSC AND MERO [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 125
	3,968,640	Bonuses	BRAZIL	AGÊNCIA NACIONAL DO PETRÓLEO GÁS NATURAL E BIOCOMBUSTÍVEIS [Member]	BASIN EXPLORATION PROJECTS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 126
	49,144,667	Bonuses	BRAZIL	PRÉ-SAL PETRÓLEO S.A. [Member]	BM-S-9, BM-S-9A, BM-S-11,BM-S-11A, ENTORNO DE SAPINHOA AND ATAPU [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 127
	285,777,737	Bonuses	BRAZIL	PRÉ-SAL PETRÓLEO S.A. [Member]	LIBRA PSC AND MERO [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 128
	2,493,180	Fees	BRAZIL	MINISTÉRIO DA FAZENDA [Member]	BASIN EXPLORATION PROJECTS [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 129
	1,049,230	Fees	BRAZIL	MINISTÉRIO DA FAZENDA [Member]	BC-10 [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 130
	420,504	Fees	BRAZIL	MINISTÉRIO DA FAZENDA [Member]	BIJUPIRA AND SALEMA [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 131
	1,381,864,580	Fees	BRAZIL	MINISTÉRIO DA FAZENDA [Member]	BM-S-9, BM-S-9A, BM-S-11,BM-S-11A, ENTORNO DE SAPINHOA AND ATAPU [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 132
	488,120	Fees	COLOMBIA	AGENCIA NACIONAL DE HIDROCARBUROS [Member]	COLOMBIA EXPLORATION OPERATED [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 133
	84,719,937	Prod. Entitlements	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES [Member]	BLOCK 5C [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 134
	137,040,549	Prod. Entitlements	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES [Member]	COLIBRI [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 135
	104,452,047	Prod. Entitlements	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES [Member]	EAST COAST MARINE AREA [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 136
	44,314,744	Prod. Entitlements	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES [Member]	NORTH COAST MARINE AREA 1 [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 137
	32,993,209	Prod. Entitlements	TRINIDAD AND TOBAGO	NGC EXPLORATION AND PRODUCTION INVESTMENTS LIMITED [Member]	COLIBRI [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 138
	29,527,411	Prod. Entitlements	TRINIDAD AND TOBAGO	NGC EXPLORATION AND PRODUCTION INVESTMENTS LIMITED [Member]	NORTH COAST MARINE AREA 1 [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 139
	784,943	Taxes	TRINIDAD AND TOBAGO	MINISTRY OF FINANCE [Member]	CENTRAL BLOCK [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 140
	631,618	Royalties	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES [Member]	CENTRAL BLOCK [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 141
	15,000,000	Bonuses	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES [Member]	MANATEE [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 142
	1,807,202	Fees	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES [Member]	BLOCK 5C [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 143
	3,520,166	Fees	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES [Member]	COLIBRI [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 144
	559,194	Fees	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES [Member]	DEEPWATER ATLANTIC AREA [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 145
	2,220,437	Fees	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES [Member]	EAST COAST MARINE AREA [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 146
	345,905	Fees	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES [Member]	EXPLORATION [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 147
	892,499	Fees	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES [Member]	MANATEE [Member]	Crude Oil and/or Natural Gas [Member]	Well
#: 148
	$ 2,404,732	Fees	TRINIDAD AND TOBAGO	MINISTRY OF ENERGY AND ENERGY INDUSTRIES [Member]	NORTH COAST MARINE AREA 1 [Member]	Crude Oil and/or Natural Gas [Member]	Well